Shareholder Report, Holdings (Details)	May 31, 2025
Columbia High Yield Bond Fund - Class A | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class A | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class A | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Class A | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Class A | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Class A | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund -Class C | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund -Class C | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund -Class C | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund -Class C | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund -Class C | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund -Class C | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund -Class C | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund -Class C | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund -Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund -Class C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund -Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund -Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund -Class C | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund -Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund - Institutional Class | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional Class | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Institutional Class | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Institutional Class | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Institutional Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Institutional Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund - Institutional 2 Class | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 2 Class | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional 2 Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Institutional 2 Class | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Institutional 2 Class | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Institutional 2 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund - Institutional 3 Class | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 3 Class | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional 3 Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Institutional 3 Class | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Institutional 3 Class | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Institutional 3 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund - Class R | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class R | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class R | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Class R | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Class R | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Class R | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Class R | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Class R | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Bond Fund - Class S | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | Alliant Holdings Intermediate LLC coissuer October Fifteen Two Thousand Twenty Seven Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class S | American Airlines Inc AAdvantage Loyalty LP Ltd April Twenty Two Thousand Twenty Nine Five Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | HUB International Ltd June Fifteen Two Thousand Thirty Seven Point Two Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | DISH Network Corp November Fifteen Two Thousand Twenty Seven Eleven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | CCO Holdings LLC Capital Corp March Zero One Two Thousand Thirty Four Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | Cloud Software Group Inc September Thirty Two Thousand Twenty Nine Nine Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | Altice France SA July Fifteen Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | Broadstreet Partners Inc April Fifteen Two Thousand Twenty Nine Five Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | Zoominfo Technologies LLC Finance Corp February Zero One Two Thousand Twenty Nine Three Point Eight Seven Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | B B B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class S | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia High Yield Bond Fund - Class S | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Columbia High Yield Bond Fund - Class S | C C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia High Yield Bond Fund - Class S | C C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Bond Fund - Class S | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia High Yield Bond Fund - Class S | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Columbia High Yield Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia High Yield Bond Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia High Yield Bond Fund - Class S | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%